Quarterly Holdings Report
for

Fidelity® SAI U.S. Quality Index Fund

October 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV4-QTLY-1219
1.9867676.104

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 5.8%
Interactive Media & Services - 5.8%
Alphabet, Inc. Class A (a)	427,928	$538,675,766
Match Group, Inc. (b)	126,551	9,236,957
		547,912,723
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.2%
Gentex Corp.	590,595	16,566,190
Diversified Consumer Services - 0.1%
Frontdoor, Inc. (a)	195,345	9,421,489
Hotels, Restaurants & Leisure - 0.7%
Las Vegas Sands Corp.	815,634	50,438,807
Planet Fitness, Inc. (a)	118,666	7,554,278
Wyndham Destinations, Inc.	216,055	10,027,113
		68,020,198
Internet & Direct Marketing Retail - 2.2%
The Booking Holdings, Inc. (a)	99,920	204,713,098
Specialty Retail - 4.9%
AutoZone, Inc. (a)	56,615	64,789,074
O'Reilly Automotive, Inc. (a)	77,805	33,884,856
The Home Depot, Inc.	1,575,296	369,532,936
		468,206,866
Textiles, Apparel & Luxury Goods - 2.7%
NIKE, Inc. Class B	2,900,649	259,753,118

TOTAL CONSUMER DISCRETIONARY		1,026,680,959

CONSUMER STAPLES - 12.6%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	383,932	25,155,225
Monster Beverage Corp. (a)	903,326	50,703,688
		75,858,913
Food Products - 0.5%
The Hershey Co.	321,501	47,218,852
Household Products - 7.1%
Clorox Co.	293,973	43,416,872
Colgate-Palmolive Co.	1,981,547	135,934,124
Kimberly-Clark Corp.	793,518	105,442,672
Procter & Gamble Co.	3,080,525	383,556,168
		668,349,836
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	506,103	94,271,806
Herbalife Nutrition Ltd. (a)	233,723	10,440,406
		104,712,212
Tobacco - 3.1%
Philip Morris International, Inc.	3,590,972	292,448,760

TOTAL CONSUMER STAPLES		1,188,588,573

FINANCIALS - 5.8%
Banks - 0.3%
SVB Financial Group (a)	120,755	26,744,817
Capital Markets - 4.1%
Ameriprise Financial, Inc.	309,050	46,632,555
Eaton Vance Corp. (non-vtg.) (b)	263,224	12,003,014
Evercore, Inc. Class A	94,798	6,980,925
FactSet Research Systems, Inc. (b)	88,252	22,373,647
Federated Investors, Inc. Class B (non-vtg.)	221,889	7,087,135
Lazard Ltd. Class A	299,077	11,164,544
LPL Financial	192,845	15,589,590
MarketAxess Holdings, Inc.	87,008	32,070,279
Moody's Corp.	380,722	84,021,538
MSCI, Inc.	195,445	45,843,579
SEI Investments Co.	295,651	17,715,408
T. Rowe Price Group, Inc.	545,792	63,202,714
TD Ameritrade Holding Corp.	612,958	23,525,328
		388,210,256
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)	27,762	12,154,481
Insurance - 1.2%
Erie Indemnity Co. Class A (b)	45,841	8,447,121
Primerica, Inc.	97,716	12,329,805
Progressive Corp.	1,347,904	93,948,909
		114,725,835
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd.	227,018	11,825,368

TOTAL FINANCIALS		553,660,757

HEALTH CARE - 24.8%
Biotechnology - 9.3%
AbbVie, Inc.	3,412,153	271,436,771
Amgen, Inc.	1,407,799	300,213,137
Biogen, Inc. (a)	447,522	133,679,297
Celgene Corp. (a)	1,627,812	175,852,530
		881,181,735
Health Care Equipment & Supplies - 3.5%
Align Technology, Inc. (a)	168,040	42,394,812
Edwards Lifesciences Corp. (a)	412,505	98,332,942
IDEXX Laboratories, Inc. (a)	189,447	53,994,289
Intuitive Surgical, Inc. (a)	247,735	136,985,068
		331,707,111
Health Care Providers & Services - 0.1%
HealthEquity, Inc. (a)	125,103	7,104,599
Health Care Technology - 0.4%
Veeva Systems, Inc. Class A (a)	295,024	41,843,254
Life Sciences Tools & Services - 1.5%
Illumina, Inc. (a)	339,291	100,267,276
Mettler-Toledo International, Inc. (a)	57,247	40,355,700
		140,622,976
Pharmaceuticals - 10.0%
Bristol-Myers Squibb Co.	3,775,411	216,595,329
Jazz Pharmaceuticals PLC (a)	130,936	16,449,490
Merck & Co., Inc.	4,061,833	351,998,448
Pfizer, Inc.	9,442,879	362,323,267
		947,366,534

TOTAL HEALTH CARE		2,349,826,209

INDUSTRIALS - 6.3%
Electrical Equipment - 0.5%
Rockwell Automation, Inc.	273,188	46,985,604
Industrial Conglomerates - 3.2%
3M Co.	1,330,451	219,511,110
Roper Technologies, Inc.	239,671	80,759,540
		300,270,650
Machinery - 1.6%
Allison Transmission Holdings, Inc.	277,583	12,105,395
Illinois Tool Works, Inc.	691,756	116,616,226
Snap-On, Inc.	127,866	20,799,962
		149,521,583
Professional Services - 0.2%
Insperity, Inc.	85,860	9,069,392
Robert Half International, Inc.	273,420	15,658,763
		24,728,155
Road & Rail - 0.1%
Landstar System, Inc.	92,678	10,486,516
Trading Companies & Distributors - 0.7%
Fastenal Co.	1,320,860	47,471,708
W.W. Grainger, Inc.	52,827	16,315,091
		63,786,799

TOTAL INDUSTRIALS		595,779,307

INFORMATION TECHNOLOGY - 31.6%
Communications Equipment - 0.2%
F5 Networks, Inc. (a)	137,797	19,853,792
IT Services - 13.3%
Accenture PLC Class A	1,456,621	270,086,666
Automatic Data Processing, Inc.	1,004,553	162,968,633
MasterCard, Inc. Class A	1,243,473	344,205,761
Paychex, Inc.	738,269	61,748,819
VeriSign, Inc. (a)	242,074	45,998,901
Visa, Inc. Class A (b)	2,070,899	370,400,995
		1,255,409,775
Semiconductors & Semiconductor Equipment - 3.6%
Maxim Integrated Products, Inc.	628,756	36,882,827
Texas Instruments, Inc.	2,165,477	255,504,631
Xilinx, Inc.	586,067	53,179,720
		345,567,178
Software - 7.0%
ANSYS, Inc. (a)	185,960	40,939,094
Cadence Design Systems, Inc. (a)	648,653	42,389,474
Check Point Software Technologies Ltd. (a)	284,617	31,993,797
Citrix Systems, Inc.	288,660	31,423,528
Fortinet, Inc. (a)	335,013	27,323,660
Intuit, Inc.	598,365	154,078,988
Manhattan Associates, Inc. (a)	149,093	11,174,520
Microsoft Corp.	718,988	103,081,310
Oracle Corp.	3,011,678	164,106,334
Paycom Software, Inc. (a)	113,436	23,995,117
VMware, Inc. Class A	175,612	27,794,111
		658,299,933
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	2,738,298	681,179,010
NetApp, Inc.	569,265	31,810,528
		712,989,538

TOTAL INFORMATION TECHNOLOGY		2,992,120,216

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Apartment Investment & Management Co. Class A	343,578	18,855,561
Public Storage	272,372	60,700,824
Ryman Hospitality Properties, Inc.	118,711	9,991,905
Simon Property Group, Inc.	713,170	107,460,456
		197,008,746
TOTAL COMMON STOCKS
(Cost $8,022,105,315)		9,451,577,490
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.82% 12/19/19 to 3/19/20 (c)
(Cost $1,094,922)	1,100,000	1,095,748
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund 1.83% (d)	16,105,201	$16,108,422
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	90,026,312	90,035,314
TOTAL MONEY MARKET FUNDS
(Cost $106,143,618)		106,143,736
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $8,129,343,855)		9,558,816,974
NET OTHER ASSETS (LIABILITIES) - (0.9)%(f)		(83,476,907)
NET ASSETS - 100%		$9,475,340,067

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	158	Dec. 2019	$23,982,820	$437,056	$437,056

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,095,748.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $125,065 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$167,565
Fidelity Securities Lending Cash Central Fund	36,218
Total	$203,783

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.